Variable Interest Entities (VIE) (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
	As of December 31,
	2018	2019
	RMB	RMB
Total assets	—	—
Total liabilities	146,512	266,901